BRIDGES INVESTMENT FUND, INC.

SECOND QUARTER OR SEMI-ANNUAL

2001

CONTENTS OF REPORT

Pages 1 - 2	Shareholder Letter

Exhibit 1	Portfolio Transactions from April 1, 2001, through June 30, 2001

Exhibit 2	Quarter-to-Quarter Changes in Financial Data

Pages F1-F13	Unaudited Financial Statements for the
Six Months Ended June 30, 2001

      This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund.  Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the
      Fund's office.

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BRIDGES INVESTMENT FUND, INC.
8401 West Dodge Road
Omaha, Nebraska 68114

Telephone    402-397-4700
Facsimile    402-397-8617

Directors

Frederick N. Backer
Edson L. Bridges II
Edson L. Bridges III
N. P. Dodge, Jr.
John W. Estabrook
Jon D. Hoffmaster
John J. Koraleski
Roger A. Kupka
Gary L. Petersen
John T. Reed
Roy A. Smith
Janice D. Stoney
L.B. Thomas
John K. Wilson

Officers

Edson L. Bridges II	Chairman and
Chief Executive Officer
Edson L. Bridges III	President and
Chief Investment Officer
Brian M. Kirkpatrick	Vice President
Mary Ann Mason	Secretary
Kathleen J. Stranik	Assistant Secretary
Nancy K. Dodge	Treasurer
Linda J. Morris	Assistant Treasurer

Auditor

KPMG LLP
Two Central Park Plaza
Suite 1501
Omaha, Nebraska 68102-1617

Corporate Counsel	Counsel to Independent Directors

Baird, Holm	Koley, Jessen, P.C.
Attorneys at Law	Attorneys at Law
1500 Woodmen Tower	One Pacific Place, Suite 800
Omaha, Nebraska 68102	1125 South 103 Street
Omaha, Nebraska 68124

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July 24, 2001

Dear Shareholder:

Investment Results

Bridges Investment Fund, Inc. had a total return of 3.27% during the Second Quarter of 2001 based on a March 31, 2001, net asset value of $32.83 per share and a June 30, 2001, net asset value of $33.82 per share. On a calendar year-to-date basis for the period ending June 30, the Fund had a total return of -12.14%, and on a trailing 12-month basis for the period ending June 30, the Fund had a total return of -19.45%. By comparison, the S&P 500 had total returns of 5.85% for the Second Quarter, -6.69% for the first six months of the calendar year, and

-14.83% for the trailing 12 months' period ending June 30, 2001.

The following table summarizes the 10 largest equity holdings in the Fund as of June 30, 2001:

		06/30/01%		% of	Ttl Rtn	Ttl Rtn	EPS	EPS			EPS Lt
No. of		Market	of	Total	% Chg	% Chg	5 Yr Hist	% Chg	P/E	P/E	Future
Shares	Company	Value	Equities	Assets	Qtd	12 Mos	Gr Rate	01 Vs 00	2001	2002	Gr Rate
47,000	Capital One	2,827,050	5.2%	4.3%	8.1%	34.5%	30%	30%	20.6	16.7	25%
85,000	West Corporation	1,870,850	3.5%	2.9%	10.3%	-2.5%	11%	20%	19.9	16.7	21%
25,000	Freddie Mac	1,701,250	3.1%	2.6%	5.0%	68.0%	20%	21%	16.6	14.6	14%
26,000	CSG Systems	1,475,760	2.7%	2.3%	43.9%	5.7%	67%	30%	28.5	23.5	27%
25,000	Qualcomm	1,462,000	2.7%	2.2%	0.6%	-5.1%	153%	1%	54.8	42.8	28%
20,000	Microsoft	1,460,000	2.7%	2.2%	33.5%	-8.8%	35%	4%	40.8	37.6	15%
50,000	Gap	1,450,000	2.7%	2.2%	22.3%	-6.5%	24%	-3%	29.9	23.0	19%
30,000	Home Depot	1,417,200	2.6%	2.2%	8.0%	-6.8%	27%	14%	37.2	30.8	20%
20,000	Morgan Stanley Dean Witter	1,284,600	2.4%	2.0%	20.1%	-22.8%	29%	-21%	17.2	14.4	15%
20,000	Elan PLC ADR	1,220,000	2.3%	1.9%	16.7%	25.9%	23%	22%	31.9	26.1	24%

		16,168,710	29.9%	24.8%

	Total Equities	48,515,967		83.1%

	Total Assets	65,168,878

The second quarter of 2001 was characterized by generally positive returns for common stocks. Major market indexes bottomed during the first week of April; the next six weeks saw a strong rally in the stock market as investors finally became emboldened to commit capital to equities after the virtually straight-line decline that had existed since August 31, 2000. The last four to six weeks of the Second Quarter were characterized by a more mixed market environment, as the market ran into profit taking and was hit by a new round of disappointing announcements on the corporate earnings front.

Outlook

Investors continue to look for signs that the current economic slowdown and the concomitant equity market correction have reached bottom. While we continue to expect that the second half of the year will remain challenging both in terms of the business climate and the capital markets, we believe that the broad correction in equity market values over the past 12-15 months has considerably improved long-term prospects for equity returns over the next three-to-five years.

Consequently, we remain very constructive on the long-term outlook for the Fund's equity holdings, and we continue to focus our efforts on populating the Fund's portfolio with those companies that we believe are the best positioned to generate good financial performance and, consequently, attractive market returns for their shareholders over time.

Dividend

On July 10, 2001, the Board of Directors declared a $.065 per share dividend on the shares of capital stock outstanding on July 10, 2001, with this cash distribution amount to be payable on or about July 23, 2001. This dividend is payable from net investment income earned during the April-June Quarter of 2001.

Appreciation

Downward price corrections for common stocks are unwelcome events. In the general marketplace, they cause uncertainty that can lead to a loss of confidence in previous purchase decisions. Therefore, when our Fund shareholders and investment counsel clients stay the course with our investment judgments for the past, present, and the future, we are particularly affirmed to pursue our research efforts and other business policies that emphasize consistent and above-average earnings growth as the route toward increased capital values. Accordingly, our usual quarterly expression that your investment in our Fund is greatly appreciated is deeply felt on our part.

Sincerely yours,

Edson L. Bridges III, CFA

President

Edson L. Bridges II, CFA

Chairman

ELBIII:ELBII:kjs

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Exhibit 1

BRIDGES INVESTMENT FUND, INC.

PORTFOLIO TRANSACTIONS

DURING THE PERIOD FROM

APRIL 1, 2001, THROUGH JUNE 30, 2001

Securities Common Stocks Unless Described Otherwise	Bought or Received $1,000 Par Value (M) or Shares	Held After Transaction $1,000 Par Value (M) or Shares

AES Corporation	3,000	25,000
Alcoa, Inc.	10,000	10,000
Altera Corportion	5,000	30,000
Analog Devices	10,000	15,000
Applied Materials	6,000	15,000
Centex Corporation	10,000	10,000
Cisco Systems	4,000	40,000
EMC Corporation	5,000	35,000
Flextronics International Ltd.	10,000	35,000
Goldman Sachs Group, Inc.	2,000	9,000
Harrahs Entertainment, Inc.	10,000	10,000
I2 Technologies, Inc.	7,000	15,000
Interpublic Group Cos.	3,000	10,000
(1) Johnson & Johnson	10,000	20,000
Juniper Networks	10,000	10,000
Level 3 Communications	50,000	90,000
Morgan Stanley Dean Witter	4,000	20,000
Nextel Communications Class A	25,000	25,000
Schwab, Charles Corporation	7,000	20,000
Solectron Corporation	5,000	35,000
(2) State Street Corporation	8,000	16,000
Sun Microsystems, Inc.	4,000	30,000
Veritas Software Company	2,550	7,550
(3) Worldcom, Inc.-MCI Group	1,000	1,000
West Corporation	10,000	85,000
Various Issues of Commercial Paper Notes Purchased during 2nd Quarter, 2001	97,845M	6,251M
Securities Common Stocks Unless Described Otherwise	Sold or Exchanged $1,000 Par Value (M) or Shares	Held After Transacion $1,000 Par Value (M) or Shares

Freddie Mac	5,000	25,000
McData Corporation - A Common	1,104	--
Reuters Group PLC Spons. ADR	5,199	--
(4) United States Treasury Notes 8% due May 15, 2001	200M	--
Various Issues of Commercial Paper Notes maturing during 2nd Qtr., 2001	101,209M	--

(1) Received 10,000 shares in a 2-fr-1 stock split on June 13, 2001

(2) Received 8,000 shares in a 2-for-1 stock split on May 31, 2001

(3) Received 1,000 shares in a 1-for-25 spin-off on June 9, 2001

(4) Matured at par on May 15, 2001

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Exhibit 2

BRIDGES INVESTMENT FUND, INC.

SELECTED HISTORICAL FINANCIAL INFORMATION

- - - - - - - - - - - - -Year End Statistics - - - - - - - - - - - - -

Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

07-01-63	$ 109,000	10,900	$10.00	$ -	$ -
12-31-63	159,187	15,510	10.13	.07	-
12-31-64	369,149	33,643	10.97	.28	-
12-31-65	621,241	51,607	12.04	.285	.028
12-31-66	651,282	59,365	10.97	.295	-
12-31-67	850,119	64,427	13.20	.295	-
12-31-68	1,103,734	74,502	14.81	.315	-
12-31-69	1,085,186	84,807	12.80	.36	-
12-31-70	1,054,162	90,941	11.59	.37	-
12-31-71	1,236,601	93,285	13.26	.37	-
12-31-72	1,272,570	93,673	13.59	.35	.08
12-31-73	1,025,521	100,282	10.23	.34	.07
12-31-74	757,545	106,909	7.09	.35	-
12-31-75	1,056,439	111,619	9.46	.35	-
12-31-76	1,402,661	124,264	11.29	.38	-
12-31-77	1,505,147	145,252	10.36	.428	.862
12-31-78	1,574,097	153,728	10.24	.481	.049
12-31-79	1,872,059	165,806	11.29	.474	.051
12-31-80	2,416,997	177,025	13.65	.55	.0525
12-31-81	2,315,441	185,009	12.52	.63	.0868
12-31-82	2,593,411	195,469	13.27	.78	.19123
12-31-83	3,345,988	229,238	14.60	.85	.25
12-31-84	3,727,899	278,241	13.40	.80	.50
12-31-85	4,962,325	318,589	15.58	.70	.68
12-31-86	6,701,786	407,265	16.46	.688	.86227
12-31-87	7,876,275	525,238	15.00	.656	1.03960
12-31-88	8,592,807	610,504	14.07	.85	1.10967
12-31-89	10,895,182	682,321	15.97	.67	.53769
12-31-90	11,283,448	744,734	15.15	.67	.40297
12-31-91	14,374,679	831,027	17.30	.66	.29292
12-31-92	17,006,789	971,502	17.51	.635	.15944
12-31-93	17,990,556	1,010,692	17.80	.6225	.17075
12-31-94	18,096,297	1,058,427	17.10	.59	.17874
12-31-95	24,052,746	1,116,620	21.54	.575	.19289
12-31-96	29,249,488	1,190,831	24.56	.55	.25730
12-31-97	36,647,535	1,262,818	29.02	.5075	.30571
12-31-98	48,433,113	1,413,731	34.26	.44	2.11648
12-31-99	69,735,684	1,508,154	46.24	.30	.91088
12-31-00	71,411,520	1,850,301	38.59	.40	.80880716

- - - - Current Quarter Compared to Same Quarter in Prior Year - - - -
Valuation Date	Net Assets	Shares Outstanding	Net Asset Value/Share	Dividend/ Share	Capital Gains/Share

06-30-00	75,423,592	1,769,126	42.63	.085	-
06-30-01	65,168,878	1,927,078	33.82	.085	-

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F1

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

JUNE 30, 2001
(Unaudited)

Title of Security	Number of Shares	Cost	Market Value
COMMON STOCKS (83.1%)

Advertising 0.4%
Interpublic Group of Companies, Inc. (The)	10,000	$ 333,898	$ 293,500

Banking and Finance 3.2%
Fifth Third Bancorp	5,000	$ 232,812	$ 300,250
First National of Nebraska, Inc.	230	346,835	499,100
State Street Corporation	16,000	66,525	791,840
Wells Fargo & Co.	10,000	138,173	464,300
		$ 784,345	$ 2,055,490

Beverages Soft Drinks 1.4%
PepsiCo, Inc.	20,000	$ 256,225	$ 884,000

Building Residential/Commercial 0.6%
Centex Corporation	10,000	$ 376,939	$ 407,500

Casino Hotels 0.5%
Harrah's Entertainment, Inc.*	10,000	$ 369,083	$ 353,000

Communications Radio and Television 1.2%
Clear Channel Communications, Inc.*	12,000	$ 464,114	$ 752,400

Computers Hardware and Software 7.3%
Cisco Systems, Inc.*	40,000	$ 361,395	$ 728,000
HNC Software, Inc.*	18,000	125,257	450,000
I2 Technologies, Inc.*	15,000	733,173	297,000
Juniper Networks, Inc.*	10,000	534,786	311,000
Microsoft Corporation*	20,000	93,361	1,460,000
Retek, Inc.*	20,000	435,690	958,800
Tibco Software, Inc.*	6,000	153,194	76,620
VERITAS Software Corporation*	7,550	766,931	502,302
		$ 3,203,787	$ 4,783,722

Computers Memory Devices 1.6%
EMC Corporation/MASS*	35,000	$ 494,601	$ 1,023,750

Computers Micro 0.7%
Sun Microsystems, Inc.*	30,000	$ 592,753	$ 471,600

Data Processing and ManagemenT 2.3%
CSG Systems International, Inc.*	26,000	$ 916,526	$ 1,475,760

Diversified Operations 1.8%
Berkshire Hathaway Inc., Class B *	500	$ 600,020	$ 1,150,000

Drugs Medicines Cosmetics 8.1%
Abbott Laboratories	15,000	$ 169,395	$ 720,000
Amgen, Inc.*	15,000	463,500	910,200
BristolMyers Squibb Co.	8,000	141,675	418,400
Elan Corporation PLC ADR*	20,000	419,005	1,220,000
Johnson & Johnson	20,000	109,396	999,200
Merck & Co., Inc.	16,000	274,266	1,022,560
		$ 1,577,237	$ 5,290,360

*Nonincomeproducing security

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F2

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2001
(Unaudited)

Title of Security	Number of Shares	Cost	Market Value
COMMON STOCKS (Continued)
Electrical Equipment and Supplies 1.8%
General Electric Co.	24,000	$ 147,473	$ 1,176,000

Electric Generation 2.9%
AES Corporation*	25,000	$ 888,405	$ 1,076,250
Calpine Corporation*	17,000	757,529	642,600
Enron Corp.	4,000	346,467	196,400
		$ 1,992,401	$ 1,915,250

Electronic Components Conductors 5.3%
Altera Corporation*	30,000	$ 847,102	$ 870,000
Analog Devices, Inc.*	15,000	718,040	648,750
Applied Materials, Inc.*	15,000	704,837	736,500
Intel Corporation	40,000	334,735	1,170,000
		$ 2,604,714	$ 3,425,250

Electronics 2.4%
Flextronics International Ltd.*	35,000	$ 1,042,878	$ 913,850
Solectron Corporation *	35,000	555,577	640,500
		$ 1,598,455	$ 1,554,350

Finance Credit Cards 1.2%
American Express Company	20,000	$ 837,772	$ 776,000

Finance Diversified 2.8%
Citigroup, Inc.	9,999	$ 514,720	$ 528,347
Morgan Stanley Dean Witter & Co.	20,000	1,127,600	1,284,600
		$ 1,642,320	$ 1,812,947

Finance Investment Banks 1.7%
Merrill Lynch & Co., Inc.	6,000	$ 168,586	$ 355,500
Golman Sachs Group, Inc. (The)	9,000	956,600	772,200
		$ 1,125,186	$ 1,127,700

Finance Real Estate 2.6%
Freddie Mac	25,000	$ 416,462	$ 1,701,250

Finance Services 5.7%
Capital One Financial Corporation	47,000	$ 1,229,953	$ 2,827,050
Paychex, Inc.	7,500	154,125	300,000
Providian Financial Corporation	10,000	538,294	592,000
		$ 1,922,372	$ 3,719,050

Insurance Multiline 1.3%
American International Group, Inc.	10,000	$ 566,397	$ 850,100

Internet Brokers 0.5%
Charles Schwab Corporation (The)	20,000	$ 529,151	$ 315,000

*Nonincomeproducing security

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F3

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2001
(Unaudited)

Title of Security	Number of Shares	Cost	Market Value
COMMON STOCKS (Continued)

Linen Supply and Related Products 0.4%
Cintas Corporation	6,000	$ 166,578	$ 277,500
Medical Instruments 0.7%
Medtronic, Inc.	10,000	$ 504,734	$ 460,100

Metal Aluminum 0.6%
Alcoa Inc.	10,000	$ 433,710	$ 400,000

Motion Pictures and Theatres 1.0%
The Walt Disney Company	22,000	$ 236,300	$ 635,580

Petroleum Producing 4.6%
BP PLCSponsored ADR	19,000	$ 443,238	$ 947,150
Chevron Corporation	10,000	340,535	905,000
Exxon Mobil Corporation	13,000	318,735	1,135,550
		$ 1,102,508	$ 2,987,700

Retail Stores Apparel and Clothing 2.2%
Gap, Inc.	50,000	$ 521,360	$ 1,450,000

Retail Stores Building Materials and Home Improvement 2.2%
The Home Depot, Inc.	30,000	$ 587,115	$ 1,417,200

Retail Stores Department 1.6%
Target Corporation	30,000	$ 146,129	$ 1,038,000

Telecommunications 7.0%
Level 3 Communications *	90,000	$ 1,954,527	$ 494,100
Nextel Communications, Inc. Class A*	25,000	393,583	437,500
Sprint PCS Corporation *	20,000	581,333	483,000
Vodafone Group PLC	40,000	915,541	894,000
West Corporation*	85,000	1,374,072	1,870,850
WorldCom, Inc. *	25,000	565,757	374,000
WorldCom, Inc. MCI Group	1,000	22,899	16,100
		$ 5,807,712	$ 4,569,550

Telecommunications Equipment 3.9%
Nokia Corporation Sponsored ADR	50,000	$ 585,643	$ 1,109,500
Qualcomm Incorporated *	25,000	455,060	1,462,000
		$ 1,040,703	$ 2,571,500

Television Cable 0.7%
Comcast Corporation*	10,000	$ 309,375	$ 434,000

Transportation Airfreight 0.9%
EGL, Inc. *	35,000	$ 466,542	$ 611,100

TOTAL COMMON STOCKS (Cost $34,674,997)		$34,674,997	$54,166,209

*Nonincomeproducing security

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F4

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2001
(Unaudited)

Title of Security	Number of Shares	Cost	Market Value
PREFERRED STOCKS (1.5%)

Banking and Finance 0.9%
CFB Capital II 8.20% Cumulative Preferred	5,000	$ 125,000	$ 124,500
CFC Capital Trust 9.375% Preferred, Series B	5,000	125,000	124,500
Harris Preferred Capital Corp., 7.375%, Series A	10,000	250,000	250,500
Silicon Valley Bancshares 8.25% Preferred Series I	5,000	125,000	103,000
		$ 625,000	$ 602,500

Oil Comp. Exploration and Production 0.2%
Nexen, Inc. 9.275% Preferred Series I	5,000	$ 125,000	$ 127,500

Utilities Electric 0.4%
Tennessee Valley Authority 6.75% Variable Preferred Series D	10,000	$ 250,000	$ 249,700

Total Preferred Stocks (Cost $1,000,000)		$ 1,000,000	$ 979,700

Total Stocks (Cost $35,674,997)		$35,674,997	$55,145,909

DEBT SECURITIES (15.1%)

AutoCars/Light Trucks 0.4%
General Motors Corporation 7.700% Debentures due April 15, 2016	$250,000	$ 252,320	$ 256,364

Energy Alternate Sources 0.3%
CalEnergy Co., Inc., 7.630% Notes due October 15, 2007	$200,000	$ 200,000	$ 206,590

Hotels and Motels 0.4%
Marriot International 7.875% Notes Series C due September 15, 2009	$250,000	$ 250,068	$ 259,836

Household Appliances and Utensils 0.1%
Maytag Corp., 9.750% Notes, due May 15, 2002	$100,000	$ 102,200	$ 103,997

Retail Stores Department 0.4%
Dillard Department Stores, Inc., 7.850% Debentures, due October 1, 2012	$150,000	$ 151,347	$ 127,098

Sears Roebuck & Co., 9.375% Debentures due November 1, 2011	100,000	$ 106,399	113,179
		$ 257,746	$ 240,277

Telecommunications 0.2%
Level 3 Communications, Inc., 9.125% Senior Notes due May 1, 2008	$250,000	$ 241,938	$ 105,937

*Nonincomeproducing security

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F5

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2001
(Unaudited)

Title of Security	Number of Shares	Cost	Market Value

U.S. Government 3.7%
U.S. Treasury, 7.500% Notes, due May 15, 2002	$200,000	$ 214,098	206,219

U.S. Treasury, 10.750% Bonds due February 15, 2003	200,000	219,525	220,250

U.S. Treasury, 7.250% Notes, due May 15, 2004	300,000	303,245	321,094

U.S. Treasury, 7.500% Notes, due February 15, 2005	300,000	305,871	326,578

U.S. Treasury, 9.375% Bonds, due February 15, 2006	200,000	256,222	235,875

U.S. Treasury, 7.625% Bonds, due February 15, 2007	300,000	307,910	306,844

U.S. Treasury, 8.750% Bonds, due November 15, 2008	200,000	237,472	218,375

U.S. Treasury, 9.125% Bonds, due May 15, 2009	200,000	234,910	223,312

U.S. Treasury, 7.500% Bonds, due November 15, 2016	300,000	308,539	349,265
		$ 2,387,792	$ 2,407,812

Commercial Paper Short Term 9.6%
American Express Credit Corporation Commercial Paper Note 3.653% due July 6, 2001	929,340	$ 929,340	$ 929,340

Ford Motor Credit Corporation Commercial Paper Note 3.552% due July 3, 2001	1,209,165	1,209,165	1,209,165

General Electric Credit Corporation Commercial Paper Note 3.502% due July 3, 2001	864,411	864,411	864,411

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F6

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS
(Continued)

JUNE 30, 2001
(Unaudited)

Commercial Paper Short Term (Continued)

Prudential Funding Corporation Commercial Paper Note 3.733% due July 6, 2001	3,247,643	3,247,643	3,247,643
		$ 6,250,559	$ 6,250,559

TOTAL DEBT SECURITIES (Cost $9,942,623)		$ 9,942,623	$ 9,831,372

TOTAL INVESTMENTS IN SECURITIES (99.7%) (Cost $45,617,620)		$45,617,620	$64,977,281
CASH AND RECEIVABLES LESS TOTAL LIABILITIES (0.3%)			191,597
NET ASSETS, June 30, 2001 (100.0%)			$65,168,878

The accompanying notes to financial statements
are an integral part of this schedule.

--------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001
(Unaudited)

ASSETS
Investments, at market value
Common and preferred stocks (cost $35,674,997)	$55,145,909
Debt securities (cost $9,942,623)	9,831,372
Total investments	$64,977,281

Cash	185,859
Receivables
Dividends and interest	89,816
Subscriptions to capital stock	54,148

TOTAL ASSETS	$65,307,104
===========
LIABILITIES
Redemption of capital stock	$ 12,900
Investment advisor, management and
service fees payable	83,854
Accrued operating expenses	41,472
TOTAL LIABILITIES	$ 138,226

NET ASSETS
Capital stock, $1 par value - Authorized 6,000,000 shares, 1,927,078 shares outstanding	$ 1,927,078

Paid-in surplus -	45,047,897
Net capital paid in on shares	$46,974,975

Net unrealized appreciation on investments	19,359,661
Accumulated undistributed net realized gain	(1,302,432)
Accumulated undistributed net investment income	136,674
TOTAL NET ASSETS	$65,168,878
===========

NET ASSET VALUE PER SHARE	$33.82
======

OFFERING PRICE PER SHARE	$33.82
======

REDEMPTION PRICE PER SHARE	$33.82
======

The accompanying notes to financial statements
are an integral part of this statement.

---------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001
(Unaudited)
INVESTMENT INCOME
Interest	$ 353,555
Dividends (Net of foreign withholding taxes
of $4,246)	201,143

Total Investment Income		$ 554,698

EXPENSES
Management fees	168,291
Custodian fees	21,829
Insurance and Other Administrative Fees	12,698
Bookkeeping services	13,636
Printing and supplies	11,843
Professional services	8,950
Dividend disbursing and transfer
agent fees	15,378
Computer programming	5,209
Taxes and licenses	533
Independent Directors Expense & Fees	4,233

Total Expenses		$ 262,600
NET INVESTMENT INCOME		$ 292,098

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized loss on transactions in
investment securities	$(1,266,819)

Net decrease in unrealized
appreciation of investments	(7,966,221)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS		$ (9,233,040)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS		$ (8,940,942)
		=============

The accompanying notes to financial statements
are an integral part of this statement.

---------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND 2000
(Unaudited)
	2001	2000
INCREASE IN NET ASSETS
Operations -
Net investment income	$ 292,098	$ 339,400
Net realized (loss)/gain on
transactions in investment securities	(1,266,819)	1,418,372
Net decrease in unrealized
appreciation of investments	(7,966,221)	(6,307,093)
Net decrease in net assets
resulting from operations	$ (8,940,942)	$ (4,549,321)

Net equalization credits	1,711	9,694

Distributions to shareholders from -
Net investment income	(161,779)	(143,785)
Net realized gain/(loss) from investment
transactions	--	(1,058,779)
Return of capital	--	--
Net capital share transactions	2,858,368	11,430,099

Total (decrease)/increase in Net Assets	$ (6,242,642)	$ 5,687,908

NET ASSETS:
Beginning of year	$ 71,411,520	$69,735,684

End of six months	$ 65,168,878	$75,423,592
	============	============

The accompanying notes to financial statements
are an integral part of these statements.

---------------------------------------------------------------------------------------------------------------

BRIDGES INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001
(Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company
    Act of 1940 as a diversified, open-end management investment company.  The primary investment objective of the Fund is long-term capital appreciation.  In pursuit of that objective, the Fund invests primarily in common stocks.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles.

    A.  Investments -

              Security transactions are recorded on the trade date at purchase cost or sales proceeds.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

              Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value.  Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange.  If no sales were reported on that day, quoted market value represents the closing bid price.
        The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes.  The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.

Net unrealized appreciation (depreciation):	2001	2000	Net Change

Aggregate gross unrealized appreciation on securities	$23,562,831	$34,780,980

Aggregate gross unrealized depreciation on securities	(4,203,170)	(1,737,097)

Net	$19,359,661	$33,043,883	$(13,684,222)
	============	============	============

        The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities.
   The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.

-----------------------------------------------------------------------------------

   B. Federal Taxes -

          The Fund intends to comply with the requirements of the Internal
      Revenue Code applicable to regulated investment companies and not be subject to federal income tax.  Therefore, no income tax provision is required.  The
      Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

          The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

   C. Distribution To Shareholders -

         The Fund accrues income dividends to shareholders on a quarterly basis as of the ex-dividend date.  Distributions of net realized gains are made on an annual basis to shareholders as of the ex-dividend date.

   D. Equalization -

         The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income.
      As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

   E. Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY CONTRACT

      Under an Investment Advisory Contract, Bridges Investment Counsel, Inc.
    (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund.  In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to
    1/2 of 1% per annum.  Certain officers and directors of the Fund are also officers and directors of the Investment Adviser.  These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

-----------------------------------------------------------------------------------

      The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and
    1/2% of the average month end net asset value of the Fund for the year.  Amounts, if any, expended in excess of this limitation are reimbursed by the Investment
    Adviser as specifically identified in the Investment Advisory Contract.   There
    were no amounts reimbursed in the six months ended June 30, 2001.

(3) DIVIDEND DISBURSING AND TRANSFER AGENT

      Dividend disbursing and transfer agent services are provided by Bridges Investor
    Services, Inc. (Transfer Agent).  The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services.  Certain officers and directors of the Fund are also officers and directors of the Transfer
    Agent.

(4) SECURITY TRANSACTIONS

      The cost of long-term investment purchases during the six months ended
    June 30, was:
	2001	2000

United States government obligations	$ --	$ --
Other Securities	5,818,644	12,927,031
Total Cost	$5,818,644	$12,927,031
	===========	==========

      Net proceeds from sales of long-term investments during the six months ended June 30, were:
	2001	2000

United States government obligations	$ 200,000	$ --
Other Securities	1,931,769	7,614,006
Total Net Proceeds	$ 2,131,769	$7,614,006
	===========	==========
Total Cost Basis of
Securities Sold	$ 3,147,895	$6,195,634
	===========	==========

(5) NET ASSET VALUE

      The net asset value per share represents the effective price for all subscriptions and redemptions.

-----------------------------------------------------------------------------------

(6) CAPITAL STOCK

      Shares of capital stock issued and redeemed are as follows:

	2001	2000

Shares sold	109,951	261,706
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	7,332	25,332
	117,283	287,038
Shares redeemed	40,507	26,066
Net increase	76,776	260,972
	=======	=======

      Value of capital stock issued and redeemed is as follows:

	2001	2000

Shares sold	$ 3,990,384	$11,496,850
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions	272,810	1,068,927
	$ 4,263,194	$12,565,777

Shares redeemed	1,404,826	1,135,678
Net increase	$ 2,858,368	$11,430,099
	===========	==========

(7) DISTRIBUTIONS TO SHAREHOLDERS

      On July 10, 2001 a cash distribution of $.065 per share was declared from net investment income accrued and earned through June 30, 2001.  The total amount of the dividend to be paid is $125,443.08.  The dividend will be paid on July 23, 2001, to shareholders of record on July 10, 2001.